AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 144.4%
	AGRICULTURE — 1.7%
3,653	Altria Group, Inc.[1]	$173,116
	BEVERAGES — 5.8%
2,610	Brown-Forman Corp. - Class B1	190,165
3,248	Coca-Cola Co.[1]	192,314
1,172	PepsiCo, Inc.[1]	203,588
		586,067
	BIOTECHNOLOGY — 8.6%
817	Amgen, Inc.[1]	183,801
537	Biogen, Inc.*,1	128,837
2,533	Gilead Sciences, Inc.[1]	183,921
272	Regeneron Pharmaceuticals, Inc.*,1	171,773
920	Vertex Pharmaceuticals, Inc.*,1	202,032
		870,364
	COMMERCIAL SERVICES — 2.0%
905	Verisk Analytics, Inc.[1]	207,001
	COSMETICS/PERSONAL CARE — 4.0%
2,349	Colgate-Palmolive Co.[1]	200,464
1,280	Procter & Gamble Co.[1]	209,382
		409,846
	DIVERSIFIED FINANCIAL SERVICES — 6.0%
1,482	Cboe Global Markets, Inc.[1]	193,253
909	CME Group, Inc.[1]	207,670
1,527	Intercontinental Exchange, Inc.[1]	208,848
		609,771
	ELECTRIC — 5.5%
7,561	AES Corp.[1]	183,732
1,515	DTE Energy Co.[1]	181,103
6,223	PPL Corp.[1]	187,064
		551,899
	ENVIRONMENTAL CONTROL — 4.0%
1,468	Republic Services, Inc.[1]	204,713
1,176	Waste Management, Inc.[1]	196,274
		400,987
	FOOD — 19.4%
4,435	Campbell Soup Co.[1]	192,745
5,566	Conagra Brands, Inc.[1]	190,079
3,176	General Mills, Inc.[1]	213,999

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD (Continued)
1,029	Hershey Co.[1]	$199,081
4,034	Hormel Foods Corp.[1]	196,899
1,481	J M Smucker Co.[1]	201,149
2,912	Kellogg Co.[1]	187,591
2,805	Lamb Weston Holdings, Inc.[1]	177,781
2,121	McCormick & Co., Inc.[1]	204,910
2,330	Tyson Foods, Inc. - Class A1	203,083
		1,967,317
	HEALTHCARE-PRODUCTS — 5.7%
566	Danaher Corp.[1]	186,220
331	Thermo Fisher Scientific, Inc.[1]	220,856
443	Waters Corp.*,1	165,062
		572,138
	HEALTHCARE-SERVICES — 4.5%
2,875	Centene Corp.*,1	236,900
436	UnitedHealth Group, Inc.[1]	218,933
		455,833
	HOUSEHOLD PRODUCTS/WARES — 6.0%
2,190	Church & Dwight Co., Inc.[1]	224,475
1,094	Clorox Co.[1]	190,750
1,338	Kimberly-Clark Corp.[1]	191,227
		606,452
	INSURANCE — 15.1%
1,266	Arthur J. Gallagher & Co.[1]	214,802
990	Chubb Ltd.[1]	191,377
1,475	Cincinnati Financial Corp.[1]	168,047
687	Everest Re Group Ltd.[1]	188,183
1,884	Progressive Corp.[1]	193,392
1,141	Travelers Cos., Inc.[1]	178,487
2,410	W R Berkley Corp.[1]	198,560
828	Willis Towers Watson PLC[1]	196,642
		1,529,490
	INTERNET — 2.1%
847	VeriSign, Inc.*,1	214,985
	OIL & GAS — 2.2%
11,646	Coterra Energy, Inc.[1]	221,274
	PHARMACEUTICALS — 13.8%
1,515	AbbVie, Inc.[1]	205,131

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
1,499	AmerisourceBergen Corp.[1]	$199,202
2,115	CVS Health Corp.[1]	218,183
705	Eli Lilly & Co.[1]	194,735
1,056	Johnson & Johnson[1]	180,650
5,416	Organon & Co.[1]	164,917
3,957	Pfizer, Inc.[1]	233,661
		1,396,479
	REITS — 2.1%
564	Public Storage - REIT[1]	211,252
	RETAIL — 10.1%
403	Costco Wholesale Corp.[1]	228,783
820	Dollar General Corp.[1]	193,381
352	Domino's Pizza, Inc.[1]	198,644
773	McDonald's Corp.[1]	207,218
3,646	Walgreens Boots Alliance, Inc.[1]	190,175
		1,018,201
	SEMICONDUCTORS — 1.7%
3,377	Intel Corp.[1]	173,915
	SOFTWARE — 14.6%
2,211	Activision Blizzard, Inc.[1]	147,098
1,617	Akamai Technologies, Inc.*,1	189,253
2,398	Cerner Corp.[1]	222,702
1,766	Citrix Systems, Inc.[1]	167,046
1,030	Jack Henry & Associates, Inc.[1]	172,000
602	Microsoft Corp.[1]	202,464
2,051	Oracle Corp.[1]	178,868
1,133	Take-Two Interactive Software, Inc.*,1	201,357
		1,480,788
	TELECOMMUNICATIONS — 7.6%
6,689	AT&T, Inc.[1]	164,550
6,292	Juniper Networks, Inc.[1]	224,687
749	Motorola Solutions, Inc.[1]	203,503
3,325	Verizon Communications, Inc.[1]	172,767
		765,507
	TRANSPORTATION — 1.9%
1,469	Expeditors International of Washington, Inc.[1]	197,272
	TOTAL COMMON STOCKS
	(Cost $11,714,891)	14,619,954

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 0.7%
$75,535	UMB Bank Demand Deposit, 0.01%[2]	$75,535
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $75,535)	75,535
	TOTAL INVESTMENTS — 145.1%
	(Cost $11,790,426)	14,695,489
	Liabilities in Excess of Other Assets — (45.1)%	(4,568,100)
	TOTAL NET ASSETS — 100.0%	$10,127,389

Number of Shares
	SECURITIES SOLD SHORT — (92.5)%
	COMMON STOCKS — (92.5)%
	AEROSPACE/DEFENSE — (0.6)%
(717)	Raytheon Technologies Corp.	(61,705)
	AGRICULTURE — (0.7)%
(1,020)	Archer-Daniels-Midland Co.	(68,942)
	AIRLINES — (1.7)%
(1,512)	Delta Air Lines, Inc.*	(59,089)
(1,229)	Southwest Airlines Co.*	(52,650)
(1,312)	United Airlines Holdings, Inc.*	(57,440)
		(169,179)
	APPAREL — (1.7)%
(527)	Ralph Lauren Corp.	(62,639)
(2,603)	Under Armour, Inc. - Class A*	(55,158)
(798)	VF Corp.	(58,429)
		(176,226)
	BANKS — (1.8)%
(307)	First Republic Bank	(63,398)
(3,930)	Huntington Bancshares, Inc.	(60,601)
(516)	Northern Trust Corp.	(61,719)
		(185,718)
	BIOTECHNOLOGY — (2.3)%
(76)	Bio-Rad Laboratories, Inc. - Class A*	(57,423)
(1,393)	Corteva, Inc.	(65,861)
(136)	Illumina, Inc.*	(51,740)
(804)	Incyte Corp.*	(59,014)
		(234,038)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BUILDING MATERIALS — (2.0)%
(812)	Johnson Controls International PLC	$(66,024)
(160)	Martin Marietta Materials, Inc.	(70,483)
(328)	Vulcan Materials Co.	(68,086)
		(204,593)
	CHEMICALS — (6.8)%
(225)	Air Products and Chemicals, Inc.	(68,459)
(260)	Albemarle Corp.	(60,780)
(384)	Celanese Corp.	(64,535)
(1,339)	CF Industries Holdings, Inc.	(94,774)
(826)	DuPont de Nemours, Inc.	(66,724)
(539)	Eastman Chemical Co.	(65,171)
(271)	Ecolab, Inc.	(63,574)
(655)	FMC Corp.	(71,978)
(403)	International Flavors & Fragrances, Inc.	(60,712)
(194)	Linde PLC	(67,207)
		(683,914)
	COMMERCIAL SERVICES — (2.9)%
(293)	Automatic Data Processing, Inc.	(72,248)
(374)	Global Payments, Inc.	(50,557)
(503)	IHS Markit Ltd.	(66,859)
(213)	PayPal Holdings, Inc.*	(40,167)
(592)	Quanta Services, Inc.	(67,879)
		(297,710)
	COMPUTERS — (0.6)%
(966)	Western Digital Corp.*	(62,993)
	DIVERSIFIED FINANCIAL SERVICES — (1.3)%
(368)	American Express Co.	(60,205)
(835)	Charles Schwab Corp.	(70,223)
		(130,428)
	ELECTRIC — (13.1)%
(998)	Alliant Energy Corp.	(61,347)
(690)	Ameren Corp.	(61,417)
(680)	American Electric Power Co., Inc.	(60,500)
(2,410)	CenterPoint Energy, Inc.	(67,263)
(945)	CMS Energy Corp.	(61,472)
(803)	Consolidated Edison, Inc.	(68,512)
(780)	Dominion Energy, Inc.	(61,277)
(579)	Duke Energy Corp.	(60,737)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC (Continued)
(1,056)	Edison International	$(72,072)
(557)	Entergy Corp.	(62,746)
(894)	Evergy, Inc.	(61,337)
(669)	Eversource Energy	(60,866)
(1,243)	Exelon Corp.	(71,796)
(1,570)	FirstEnergy Corp.	(65,296)
(724)	NextEra Energy, Inc.	(67,593)
(792)	Pinnacle West Capital Corp.	(55,907)
(950)	Public Service Enterprise Group, Inc.	(63,393)
(460)	Sempra Energy	(60,849)
(928)	Southern Co.	(63,642)
(642)	WEC Energy Group, Inc.	(62,319)
(883)	Xcel Energy, Inc.	(59,779)
		(1,330,120)
	ELECTRONICS — (0.6)%
(348)	Agilent Technologies, Inc.	(55,558)
	ENERGY-ALTERNATE SOURCES — (0.6)%
(353)	Enphase Energy, Inc.*	(64,578)
	ENGINEERING & CONSTRUCTION — (0.6)%
(450)	Jacobs Engineering Group, Inc.	(62,653)
	ENTERTAINMENT — (0.8)%
(710)	Live Nation Entertainment, Inc.*	(84,980)
	FOOD — (1.2)%
(1,326)	Kroger Co.	(60,015)
(982)	Mondelez International, Inc. - Class A	(65,116)
		(125,131)
	GAS — (1.3)%
(627)	Atmos Energy Corp.	(65,691)
(2,463)	NiSource, Inc.	(68,003)
		(133,694)
	HEALTHCARE-PRODUCTS — (8.3)%
(483)	Abbott Laboratories	(67,977)
(804)	Baxter International, Inc.	(69,015)
(122)	Bio-Techne Corp.	(63,116)
(1,353)	Boston Scientific Corp.*	(57,476)
(137)	Cooper Cos., Inc.	(57,395)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
(993)	Dentsply Sirona, Inc.	$(55,400)
(807)	Henry Schein, Inc.*	(62,567)
(174)	Intuitive Surgical, Inc.*	(62,518)
(456)	Medtronic PLC	(47,173)
(285)	STERIS PLC	(69,372)
(222)	Stryker Corp.	(59,367)
(155)	Teleflex, Inc.	(50,914)
(135)	West Pharmaceutical Services, Inc.	(63,316)
(407)	Zimmer Biomet Holdings, Inc.	(51,705)
		(837,311)
	HEALTHCARE-SERVICES — (1.8)%
(469)	Catalent, Inc.*	(60,046)
(138)	Charles River Laboratories International, Inc.*	(51,996)
(235)	IQVIA Holdings, Inc.*	(66,303)
		(178,345)
	INSURANCE — (0.6)%
(359)	Assurant, Inc.	(55,954)
	INTERNET — (2.2)%
(18)	Amazon.com, Inc.*	(60,018)
(108)	Netflix, Inc.*	(65,064)
(2,287)	NortonLifeLock, Inc.	(59,416)
(946)	Twitter, Inc.*	(40,886)
		(225,384)
	LODGING — (1.3)%
(486)	Hilton Worldwide Holdings, Inc.*	(75,811)
(1,385)	Las Vegas Sands Corp.*	(52,132)
		(127,943)
	MACHINERY-CONSTRUCTION & MINING — (0.6)%
(288)	Caterpillar, Inc.	(59,541)
	MACHINERY-DIVERSIFIED — (1.3)%
(162)	Deere & Co.	(55,548)
(1,152)	Ingersoll Rand, Inc.	(71,274)
		(126,822)
	MEDIA — (2.1)%
(75)	Charter Communications, Inc. - Class A*	(48,898)
(1,014)	Comcast Corp. - Class A	(51,035)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDIA (Continued)
(2,720)	News Corp.	$(60,683)
(336)	Walt Disney Co.*	(52,043)
		(212,659)
	MINING — (0.6)%
(1,057)	Newmont Corp.	(65,555)
	MISCELLANEOUS MANUFACTURING — (0.5)%
(577)	General Electric Co.	(54,533)
	OIL & GAS — (1.4)%
(626)	Chevron Corp.	(73,461)
(1,111)	Exxon Mobil Corp.	(67,982)
		(141,443)
	PACKAGING & CONTAINERS — (1.2)%
(4,751)	Amcor PLC	(57,060)
(638)	Ball Corp.	(61,420)
		(118,480)
	PHARMACEUTICALS — (4.2)%
(243)	Becton, Dickinson and Co.	(61,110)
(912)	Bristol-Myers Squibb Co.	(56,863)
(287)	Cigna Corp.	(65,904)
(117)	Dexcom, Inc.*	(62,823)
(799)	Merck & Co., Inc.	(61,236)
(1,499)	Perrigo Co. PLC	(58,311)
(4,212)	Viatris, Inc.	(56,988)
		(423,235)
	PIPELINES — (0.6)%
(2,475)	Williams Cos., Inc.	(64,449)
	REAL ESTATE — (0.7)%
(627)	CBRE Group, Inc. - Class A*	(68,036)
	REITS — (17.0)%
(295)	Alexandria Real Estate Equities, Inc. - REIT	(65,773)
(210)	American Tower Corp. - REIT	(61,425)
(267)	AvalonBay Communities, Inc. - REIT	(67,441)
(537)	Boston Properties, Inc. - REIT	(61,852)
(316)	Crown Castle International Corp. - REIT	(65,962)
(374)	Digital Realty Trust, Inc. - REIT	(66,149)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(1,166)	Duke Realty Corp. - REIT	$(76,536)
(72)	Equinix, Inc. - REIT	(60,900)
(725)	Equity Residential - REIT	(65,612)
(185)	Essex Property Trust, Inc. - REIT	(65,163)
(327)	Extra Space Storage, Inc. - REIT	(74,141)
(501)	Federal Realty Investment Trust - REIT	(68,296)
(1,698)	Healthpeak Properties, Inc. - REIT	(61,281)
(3,712)	Host Hotels & Resorts, Inc. - REIT*	(64,552)
(1,281)	Iron Mountain, Inc. - REIT	(67,035)
(2,787)	Kimco Realty Corp. - REIT	(68,700)
(317)	Mid-America Apartment Communities, Inc. - REIT	(72,732)
(84)	Orion Office REIT, Inc. - REIT*	(1,568)
(455)	Prologis, Inc. - REIT	(76,604)
(844)	Realty Income Corp. - REIT	(60,422)
(885)	Regency Centers Corp. - REIT	(66,685)
(171)	SBA Communications Corp. - REIT	(66,522)
(455)	Simon Property Group, Inc. - REIT	(72,695)
(1,143)	UDR, Inc. - REIT	(68,569)
(1,091)	Ventas, Inc. - REIT	(55,772)
(1,450)	Vornado Realty Trust - REIT	(60,697)
(706)	Welltower, Inc. - REIT	(60,554)
		(1,723,638)
	RETAIL — (1.1)%
(32)	Chipotle Mexican Grill, Inc.*	(55,944)
(412)	Walmart, Inc.	(59,612)
		(115,556)
	SAVINGS & LOANS — (0.7)%
(3,719)	People's United Financial, Inc.	(66,273)
	SOFTWARE — (2.2)%
(476)	Fidelity National Information Services, Inc.	(51,955)
(125)	Paycom Software, Inc.*	(51,899)
(464)	PTC, Inc.*	(56,214)
(229)	salesforce.com, Inc.*	(58,196)
		(218,264)
	TELECOMMUNICATIONS — (1.1)%
(1,518)	Corning, Inc.	(56,515)
(444)	T-Mobile US, Inc.*	(51,495)
		(108,010)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TRANSPORTATION — (1.8)%
(599)	Canadian Pacific Railway Ltd.	$(43,092)
(1,851)	CSX Corp.	(69,598)
(238)	Norfolk Southern Corp.	(70,855)
		(183,545)
	WATER — (0.6)%
(333)	American Water Works Co., Inc.	(62,890)
	TOTAL COMMON STOCKS
	(Proceeds $8,022,786)	(9,370,026)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $8,022,786)	$(9,370,026)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of December 31, 2021, the aggregate value of those securities was $14,619,954, representing 144.4% of net assets.
[2]The rate is the annualized seven-day yield at period end.